WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 36.4%
FHLMC - 8.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/50	$21,154,216	$22,236,761
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/50-11/1/51	15,289,279	15,349,431
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	11/1/50-8/1/51	2,087,936	2,156,115

Total FHLMC				39,742,307

FNMA - 24.1%
Federal National Mortgage Association (FNMA)	1.500%	1/1/37	4,600,000	4,616,352	(a)
Federal National Mortgage Association (FNMA)	3.000%	2/1/50	98,245	102,999
Federal National Mortgage Association (FNMA)	4.000%	7/1/50	21,680,346	23,142,674
Federal National Mortgage Association (FNMA)	2.500%	9/1/50-10/1/51	6,104,732	6,316,089
Federal National Mortgage Association (FNMA)	2.000%	3/1/51-11/1/51	2,494,086	2,505,015
Federal National Mortgage Association (FNMA)	2.000%	7/1/51-11/1/51	2,000,000	2,004,761	(b)
Federal National Mortgage Association (FNMA)	2.000%	12/1/51-1/1/52	73,800,000	73,794,735	(a)
Federal National Mortgage Association (FNMA)	2.500%	12/1/51-1/1/52	2,300,000	2,354,039	(a)

Total FNMA				114,836,664

GNMA - 4.0%
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	3,246,270	3,292,047
Government National Mortgage Association (GNMA) II	2.500%	5/20/51	97,953	101,147
Government National Mortgage Association (GNMA) II	2.000%	12/20/51	9,800,000	9,927,859	(a)
Government National Mortgage Association (GNMA) II	2.500%	12/20/51	5,400,000	5,548,500	(a)

Total GNMA				18,869,553

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $173,479,991)				173,448,524

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.0%
U.s. Government Obligations - 16.0%
U.S. Treasury Bonds	2.250%	5/15/41	7,170,000	7,636,050
U.S. Treasury Bonds	2.000%	11/15/41	6,280,000	6,438,963

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2021 Quarterly Report	1

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	2.875%	5/15/49	$2,110,000	$2,608,817
U.S. Treasury Bonds	2.250%	8/15/49	3,400,000	3,738,805
U.S. Treasury Bonds	1.625%	11/15/50	8,930,000	8,565,475
U.S. Treasury Bonds	1.875%	2/15/51	12,540,000	12,753,572
U.S. Treasury Bonds	2.000%	8/15/51	1,010,000	1,057,975
U.S. Treasury Bonds	1.875%	11/15/51	2,450,000	2,499,000
U.S. Treasury Notes	1.250%	3/31/28	1,080,000	1,076,203
U.S. Treasury Notes	1.250%	5/31/28	12,240,000	12,184,059
U.S. Treasury Notes	1.125%	8/31/28	3,670,000	3,615,523
U.S. Treasury Notes	1.250%	9/30/28	5,610,000	5,570,116
U.S. Treasury Notes	0.625%	8/15/30	810,000	758,711
U.S. Treasury Notes	1.125%	2/15/31	3,320,000	3,241,798
U.S. Treasury Notes	1.625%	5/15/31	4,100,000	4,180,399

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $73,142,083)				75,925,466

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 14.2%
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	0.964%	10/15/38	6,510,000	6,512,202	(d)(e)
BANK, 2017-BNK7 C	4.180%	9/15/60	818,000	857,616	(e)
BF Mortgage Trust, 2019-NYT B (1 mo. USD LIBOR + 1.400%)	1.490%	12/15/35	1,250,000	1,250,471	(d)(e)
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	2.340%	7/15/35	280,000	277,815	(d)(e)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.010%	10/15/36	6,612,260	6,618,509	(d)(e)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	0.726%	10/15/26	6,510,000	6,468,874	(d)(e)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.481%	6/15/50	2,500,000	2,547,160	(e)
CSMC Trust, 2019-ICE4 B (1 mo. USD LIBOR + 1.230%)	1.320%	5/15/36	1,480,000	1,478,253	(d)(e)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	6,424,486	6,402,277	(d)(e)
DBJPM Mortgage Trust, 2016-C1 C	3.480%	5/10/49	1,250,000	1,201,497	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	1.550%	10/25/41	5,210,000	5,223,120	(d)(e)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.550%)	1.640%	9/15/31	1,001,290	912,840	(d)(e)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.750%)	2.840%	9/15/31	125,161	102,867	(d)(e)

See Notes to Schedule of Investments.

2	Western Asset SMASh Series Core Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN BFX	3.065%	1/16/37	$7,320,000	$7,441,121	(d)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	755,000	799,483	(e)
Morgan Stanley Capital I Trust, 2018-MP A	4.419%	7/11/40	10,500,000	11,604,460	(d)(e)
Morgan Stanley Capital I Trust, 2018-SUN A (1 mo. USD LIBOR + 0.900%)	0.990%	7/15/35	2,830,000	2,831,056	(d)(e)
RBS Commercial Funding Inc. Trust, 2013-GSP A	3.961%	1/15/32	4,760,000	4,951,996	(d)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.150%)	2.390%	11/11/34	267,327	264,477	(d)(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $66,708,127)				67,746,094

SOVEREIGN BONDS - 12.4%
Chile - 1.4%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	3,320,000	3,268,474
Chile Government International Bond, Senior Notes	3.100%	1/22/61	3,600,000	3,365,604

Total Chile				6,634,078

Colombia - 2.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	11,890,000	10,642,144

Israel - 0.4%
State of Israel, Senior Notes	3.375%	1/15/50	1,830,000	1,948,291

Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,300,000	1,592,299	(d)

Panama - 2.7%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,000,000	2,050,180
Panama Government International Bond, Senior Notes	2.252%	9/29/32	4,600,000	4,296,952
Panama Government International Bond, Senior Notes	4.300%	4/29/53	6,000,000	6,302,820

Total Panama				12,649,952

Peru - 1.6%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	1,500,000	1,489,515

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Peru - (continued)
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	$4,060,000	$5,546,204
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	710,000	712,009

Total Peru				7,747,728

Poland - 0.7%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	3,100,000	3,284,605

Russia - 2.1%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	7,800,000	10,151,879	(f)

United Arab Emirates - 1.0%
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	4,500,000	4,584,240	(d)

TOTAL SOVEREIGN BONDS (Cost - $63,687,100)				59,235,216

CORPORATE BONDS & NOTES - 8.7%
COMMUNICATION SERVICES - 0.9%
Interactive Media & Services - 0.5%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	2,000,000	2,138,175	(d)

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	2,000,000	2,027,316

TOTAL COMMUNICATION SERVICES				4,165,491

CONSUMER DISCRETIONARY - 0.5%
Internet & Direct Marketing Retail - 0.5%
Prosus NV, Senior Notes	4.027%	8/3/50	2,770,000	2,593,327	(d)

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,000,000	1,868,080
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	2,260,000	2,236,887	(d)
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	2,890,000	2,826,428	(d)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	4,640,000	4,537,317	(d)

TOTAL ENERGY				11,468,712

MATERIALS - 3.6%
Chemicals - 1.8%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	2,000,000	2,172,372	(d)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	2,870,000	2,861,820	(d)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	1,800,000	1,762,830	(d)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	1,700,000	1,660,356	(d)

Total Chemicals				8,457,378

See Notes to Schedule of Investments.

4	Western Asset SMASh Series Core Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 1.2%
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	$3,100,000	$3,152,906	(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,000,000	2,493,080

Total Metals & Mining				5,645,986

Paper & Forest Products - 0.6%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	2,500,000	2,831,575

TOTAL MATERIALS				16,934,939

UTILITIES - 1.3%
Electric Utilities - 1.3%
Abu Dhabi National Energy Co. PJSC, Senior Notes	2.000%	4/29/28	3,620,000	3,581,100	(d)
Abu Dhabi National Energy Co. PJSC, Senior Notes	3.400%	4/29/51	2,370,000	2,467,153	(d)

TOTAL UTILITIES				6,048,253

TOTAL CORPORATE BONDS & NOTES (Cost - $43,074,697)				41,210,722

ASSET-BACKED SECURITIES - 7.1%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	1.323%	10/23/34	4,440,000	4,440,013	(d)(e)
AGL CLO 6 Ltd., 2020-6A AR (3 mo. USD LIBOR + 1.200%)	1.332%	7/20/34	3,050,000	3,055,490	(d)(e)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	1.242%	7/17/34	5,770,000	5,777,198	(d)(e)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	1.232%	7/20/34	7,110,000	7,120,119	(d)(e)
Golub Capital Partners CLO 54M LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	1.651%	8/5/33	5,920,000	5,919,617	(d)(e)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	1.303%	10/15/34	4,570,000	4,570,288	(d)(e)
Whitebox CLO III Ltd., 2021-3A A1 (3 mo.
USD LIBOR + 1.220%)	1.341%	10/15/34	2,850,000	2,850,007	(d)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $33,710,000)				33,732,732

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
U.S. Treasury 5-Year Notes Futures, Put @ $121.25	12/23/21	32	32,000	12,000

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2021 Quarterly Report	5

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $129.00	12/23/21	20	$20,000	$39,062
U.S. Treasury 10-Year Notes Futures, Call @ $129.50	12/23/21	4	4,000	6,187
U.S. Treasury 10-Year Notes Futures, Put @ $130.75	12/23/21	13	13,000	8,531
U.S. Treasury Long-Term Bonds Futures, Call @ $158.50	12/3/21	6	6,000	21,938
U.S. Treasury Long-Term Bonds Futures, Call @ $158.00	12/23/21	13	13,000	58,703
U.S. Treasury Long-Term Bonds Futures, Call @ $160.00	12/23/21	94	94,000	279,063
U.S. Treasury Long-Term Bonds Futures, Call @ $162.50	12/23/21	13	13,000	19,297
U.S. Treasury Long-Term Bonds Futures, Put @ $161.00	12/23/21	26	26,000	30,875
U.S. Treasury Long-Term Bonds Futures, Put @ $162.00	12/23/21	26	26,000	41,844

TOTAL PURCHASED OPTIONS (Cost - $294,615)				517,500

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $454,096,613)				451,816,254

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 31.2%
U.S. TREASURY BILLS - 10.5%
U.S. Treasury Bills (Cost - $49,977,634)	0.093%	5/26/22	50,000,000	49,977,552	(g)

			SHARES
OVERNIGHT DEPOSITS - 20.7%
BNY Mellon Cash Reserve Fund (Cost - $98,799,033)	0.000%		98,799,033	98,799,033

TOTAL SHORT-TERM INVESTMENTS (Cost - $148,776,667)				148,776,585

TOTAL INVESTMENTS - 126.1% (Cost - $602,873,280)				600,592,839

Liabilities in Excess of Other Assets - (26.1)%				(124,135,023)

TOTAL NET ASSETS - 100.0%				$476,457,816

See Notes to Schedule of Investments.

6	Western Asset SMASh Series Core Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(a)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2021, the Fund held TBA securities with a total cost of $95,753,297.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation

LIBOR	— London Interbank Offered Rate

PJSC	— Private Joint Stock Company

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Eurodollar 2-Year Mid-Curve Futures, Call	12/10/21	$99.13	98	$245,000	$(612)
Eurodollar 2-Year Mid-Curve Futures, Call	12/10/21	99.25	64	160,000	(400)
Eurodollar 2-Year Mid-Curve Futures, Put	12/10/21	98.50	32	80,000	(10,200)
Eurodollar 2-Year Mid-Curve Futures, Put	12/10/21	98.75	92	230,000	(74,175)
U.S. Treasury 5-Year Notes Futures, Call	12/3/21	120.75	88	88,000	(60,500)
U.S. Treasury 5-Year Notes Futures, Call	12/3/21	121.00	57	57,000	(28,055)
U.S. Treasury 5-Year Notes Futures, Call	12/23/21	121.25	561	561,000	(293,649)
U.S. Treasury 5-Year Notes Futures, Call	12/23/21	121.50	403	403,000	(157,422)
U.S. Treasury 5-Year Notes Futures, Call	12/23/21	122.00	26	26,000	(4,875)
U.S. Treasury 5-Year Notes Futures, Call	12/23/21	122.25	245	245,000	(30,625)
U.S. Treasury 10-Year Notes Futures, Call	12/3/21	129.25	29	29,000	(45,766)
U.S. Treasury 10-Year Notes Futures, Call	12/3/21	129.75	25	25,000	(27,734)
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	130.00	50	50,000	(59,375)

See Notes to Schedule of Investments.

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WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	$130.25	51	$51,000	$(51,797)
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	130.50	194	194,000	(166,719)
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	131.00	296	296,000	(175,750)
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	131.50	230	230,000	(89,844)
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	132.00	312	312,000	(78,000)
U.S. Treasury 10-Year Notes Futures, Call	12/23/21	132.50	22	22,000	(3,094)
U.S. Treasury 10-Year Notes Futures, Call	1/21/22	130.00	48	48,000	(71,250)
U.S. Treasury 10-Year Notes Futures, Call	1/21/22	131.50	64	64,000	(44,000)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	131.00	13	13,000	(15,234)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	131.50	50	50,000	(46,875)
U.S. Treasury 10-Year Notes Futures, Call	2/18/22	132.00	89	89,000	(66,750)
U.S. Treasury 10-Year Notes Futures, Put	12/23/21	129.00	25	25,000	(3,516)
U.S. Treasury 10-Year Notes Futures, Put	12/23/21	129.75	15	15,000	(4,453)
U.S. Treasury 10-Year Notes Futures, Put	12/23/21	130.00	157	157,000	(58,875)
U.S. Treasury 10-Year Notes Futures, Put	12/23/21	131.00	50	50,000	(39,062)
U.S. Treasury Long-Term Bonds Futures, Call	12/3/21	159.00	19	19,000	(60,266)
U.S. Treasury Long-Term Bonds Futures, Call	12/3/21	160.00	2	2,000	(4,531)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/21	159.00	61	61,000	(225,891)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/21	161.00	354	354,000	(818,625)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/21	162.00	187	187,000	(324,328)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/21	163.00	250	250,000	(316,406)
U.S. Treasury Long-Term Bonds Futures, Call	12/23/21	164.00	9	9,000	(8,156)
U.S. Treasury Long-Term Bonds Futures, Put	12/10/21	159.00	13	13,000	(3,047)
U.S. Treasury Long-Term Bonds Futures, Put	12/23/21	157.00	38	38,000	(9,500)
U.S. Treasury Long-Term Bonds Futures, Put	12/23/21	158.00	47	47,000	(18,359)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $2,209,506)					$(3,497,716)

At November 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,104	12/22	$274,276,518	$273,447,000	$(829,518)
90-Day Eurodollar	519	6/23	128,766,514	128,037,300	(729,214)
90-Day Eurodollar	129	9/23	31,948,971	31,774,313	(174,658)
90-Day Eurodollar	4,246	12/23	1,049,396,289	1,044,940,600	(4,455,689)
U.S. Treasury 2-Year Notes	341	3/22	74,455,337	74,588,423	133,086
U.S. Treasury 5-Year Notes	1,430	3/22	172,520,660	173,599,769	1,079,109

See Notes to Schedule of Investments.

8	Western Asset SMASh Series Core Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy (continued)
U.S. Treasury 10-Year Notes	756	3/22	$97,703,487	$98,894,250	$1,190,763
U.S. Treasury Ultra 10-Year Notes	183	3/22	26,337,223	26,880,985	543,762
U.S. Treasury Ultra
Long-Term Bonds	788	3/22	152,161,812	158,043,250	5,881,438

					2,639,079

Contracts to Sell:
90-Day Eurodollar	732	3/22	182,591,008	182,487,600	103,408
90-Day Eurodollar	890	12/21	221,991,219	222,049,438	(58,219)
U.S. Treasury Long-Term Bonds	1,403	3/22	223,985,272	227,461,375	(3,476,103)

					(3,430,914)

Net unrealized depreciation on open futures contracts					$(791,835)

At November 30, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$27,590,000	11/18/23	3.970%*	CPURNSA*	$(79,518)	$(153,105)
228,582,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(1,486,966)
23,660,000	10/20/26	2.950%*	CPURNSA*	(12,381)	81,549
27,590,000	11/18/26	CPURNSA*	3.370%*	238,449	322,831
31,360,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(38,942)	(133,789)
1,421,000	5/15/27	0.710% annually	Daily SOFR Compound annually	6,611	19,966
109,264,000	8/15/28	1.130% annually	Daily SOFR Compound annually	550,533	(361,667)
107,914,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(101,213)	(340,767)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2021 Quarterly Report	9

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$15,647,000	11/1/28	1.200% annually	Daily SOFR Compound annually	$(913)	$(46,780)
	23,660,000	10/20/31	CPURNSA*	2.770%*	20,151	58,609
	23,650,000	10/20/31	1.733% annually	Daily SOFR Compound annually	93,171	(310,639)
	6,122,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	36,046	40,356
	15,333,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	18,697	138,602
	5,389,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	78,613	(447,549)
	40,873,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(1,069,384)	13,408
	2,325,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	(164,454)
	3,474,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	36,130	(345,977)
	9,767,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(43,530)	12,267

Total	$703,621,000				$(267,480)	$(3,104,105)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.37 Index	$71,017,750	12/20/26	1.000% quarterly	$1,458,350	$1,566,495	$(108,145)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series Core Completion Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES CORE COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Completion Fund 2021 Quarterly Report	11

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

12

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

13

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$173,448,524	—	$173,448,524
U.S. Government & Agency Obligations	—	75,925,466	—	75,925,466
Collateralized Mortgage Obligations	—	67,746,094	—	67,746,094
Sovereign Bonds	—	59,235,216	—	59,235,216
Corporate Bonds & Notes	—	41,210,722	—	41,210,722
Asset-Backed Securities	—	33,732,732	—	33,732,732
Purchased Options	$517,500	—	—	517,500

Total Long-Term Investments	517,500	451,298,754	—	451,816,254

Short-Term Investments†:
U.S. Treasury Bills	—	49,977,552	—	49,977,552
Overnight Deposits	—	98,799,033	—	98,799,033

Total Short-Term Investments	—	148,776,585	—	148,776,585

Total Investments	$517,500	$600,075,339	—	$600,592,839

Other Financial Instruments:
Futures Contracts††	$8,931,566	—	—	$8,931,566
Centrally Cleared Interest Rate Swaps††	—	$687,588	—	687,588

Total Other Financial Instruments	$8,931,566	$687,588	—	$9,619,154

Total	$9,449,066	$600,762,927	—	$610,211,993

14

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$3,497,716	—	—	$3,497,716
Futures Contracts††	9,723,401	—	—	9,723,401
Centrally Cleared Interest Rate Swaps††	—	$3,791,693	—	3,791,693
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	108,145	—	108,145

Total	$13,221,117	$3,899,838	—	$17,120,955

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

15